Accounts Receivable and Loans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired loans and receivables
Loans over 90 days past due and accruing interest	$ 224	$ 132	$ 131
Non-accrual loans	248	431	535
Loans and receivables modified as a Troubled Debt Restructuring	428	750	918
Total impaired loans and receivables	900	1,313	1,584
Unpaid principal balance	842	1,253	1,513
Related allowance for Troubled Debt Restructurings	122	244	294
Average balance of impaired loans	1,091	1,431	1,741
Interest income recognized	62	63	78
Accounts Receivable and Loans (Textuals) [Abstract]
Total loans and receivables modified as a TDR, non-accrual	92	320	410
Total loans and receivables modified as a TDR, past due 90 days and still accruing	26	6	4
U S Card Services [Member] | Card Member Loans [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	170	73	64
Non-accrual loans	244	426	529
Loans and receivables modified as a Troubled Debt Restructuring	373	627	736
Total impaired loans and receivables	787	1,126	1,329
Unpaid principal balance	731	1,073	1,268
Related allowance for Troubled Debt Restructurings	84	152	174
Average balance of impaired loans	943	1,221	1,498
Interest income recognized	46	47	52
U S Card Services [Member] | Card Member Receivables [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	0	0	0
Non-accrual loans	0	0	0
Loans and receivables modified as a Troubled Debt Restructuring	50	117	174
Total impaired loans and receivables	50	117	174
Unpaid principal balance	49	111	165
Related allowance for Troubled Debt Restructurings	38	91	118
Average balance of impaired loans	81	135	145
Interest income recognized	0	0	0
International Card Services [Member] | Card Member Loans [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	54	59	67
Non-accrual loans	4	5	6
Loans and receivables modified as a Troubled Debt Restructuring	5	6	8
Total impaired loans and receivables	63	70	81
Unpaid principal balance	62	69	80
Related allowance for Troubled Debt Restructurings	0	1	2
Average balance of impaired loans	67	75	98
Interest income recognized	$ 16	$ 16	$ 26